Offerings	Jun. 17, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, of no par value
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	7.00
Maximum Aggregate Offering Price	$ 14,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,933.40
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the "Securities Act"), as amended. Pursuant to Rule 416 under the Securities Act, as amended, there is also being registered hereby such indeterminate number of additional Class A Ordinary Shares of the Registrant as may be issued or issuable because of share splits, share dividends, or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, of no par value
Amount Registered | shares	450,000
Proposed Maximum Offering Price per Unit	7.00
Maximum Aggregate Offering Price	$ 3,150,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 435.02
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the "Securities Act"), as amended. Pursuant to Rule 416 under the Securities Act, as amended, there is also being registered hereby such indeterminate number of additional Class A Ordinary Shares of the Registrant as may be issued or issuable because of share splits, share dividends, or similar transactions.

Includes 450,000 Class A Ordinary Shares that may be issued upon exercise of an option (the “Over-allotment Option”) granted to the underwriters to cover over-allotments, if any.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, of no par value
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	7.00
Maximum Aggregate Offering Price	$ 14,000,000.00
Amount of Registration Fee	$ 1,933.40
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the "Securities Act"), as amended. Pursuant to Rule 416 under the Securities Act, as amended, there is also being registered hereby such indeterminate number of additional Class A Ordinary Shares of the Registrant as may be issued or issuable because of share splits, share dividends, or similar transactions.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, of no par value
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	7.00
Maximum Aggregate Offering Price	$ 2,100,000.00
Amount of Registration Fee	$ 290.01
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the "Securities Act"), as amended. Pursuant to Rule 416 under the Securities Act, as amended, there is also being registered hereby such indeterminate number of additional Class A Ordinary Shares of the Registrant as may be issued or issuable because of share splits, share dividends, or similar transactions.

Includes 300,000 Class A Ordinary Shares that may be issued upon exercise of an option (the “Over-allotment Option”) granted to the underwriters to cover over-allotments, if any.
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, of no par value
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	7.00
Maximum Aggregate Offering Price	$ 7,000,000.00
Amount of Registration Fee	$ 966.70
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the "Securities Act"), as amended. Pursuant to Rule 416 under the Securities Act, as amended, there is also being registered hereby such indeterminate number of additional Class A Ordinary Shares of the Registrant as may be issued or issuable because of share splits, share dividends, or similar transactions.